Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands, except per unit data)	2021	2020	2021	2020
Net income (loss)	$(10,925)	$21,683	$17,216	$15,544
Less: Series A Preferred unitholders’ interest in net income	1,759	1,800	3,559	3,600
Net income attributable to the unitholders of KNOT Offshore Partners LP	(12,684)	19,883	13,657	11,944
Less: Distributions (2)	18,150	18,034	36,184	36,068
Under (over) distributed earnings	(30,834)	1,849	(22,527)	(24,124)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(30,268)	1,815	(22,114)	(23,679)
General Partner	(566)	34	(413)	(445)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	32,782	32,694	32,738	32,694
General Partner	615	615	615	615
Weighted average units outstanding (diluted) (in thousands):
Common unitholders (4)	36,619	36,596	36,594	36,648
General Partner	615	615	615	615
Earnings per unit (basic)
Common unitholders	$(0.38)	$0.60	$0.41	$0.36
General Partner	(0.38)	0.60	0.41	0.36
Earnings per unit (diluted):
Common unitholders (4)	$(0.38)	$0.58	$0.41	$0.36
General Partner	(0.38)	0.60	0.41	0.36
Cash distributions declared and paid in the period per unit (5)	0.52	0.52	1.04	1.04
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.52	0.52	1.04	1.04
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended June 30, 2021 and 2020 of $0.7 million and for the six months ended June 30, 2021 and 2020 of $1.4 million.
(3)	This includes the net income attributable to the IDR holder. The net income attributable to IDRs for the three months ended June 30, 2021 and 2020 was $0.7 million and for the six months ended June 30, 2021 and 2020 was $1.4.
(4)	Diluted weighted average units outstanding and earnings per unit diluted for the three and six months ended June 30, 2021 and 2020 does not reflect any potential common shares relating to the convertible preferred units since the assumed issuance of any additional shares would be anti-dilutive.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.

On May 27, 2021, Tortoise Direct Opportunities Fund LP, the holder of 416,677 of the Partnership’s Series A Convertible Preferred Units, sold 208,333 of its Series A Preferred Units to KNOT and converted 208,334 Series A Preferred Units to 215,292 common units based on a conversion rate of 1.0334.